Expense Example, No Redemption - (International Small Company Fund) - Class C - (International Small Company Fund - Classes A, C, I and R6)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	210	651	1,118	2,231